Investment Portfolio - July 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 94.6%

Communication Services - 2.9%
Diversified Telecommunication Services - 1.8%
Internet Initiative Japan, Inc. (Japan)	313,000	$12,708,999
Media - 1.1%
Future plc (United Kingdom)	337,200	7,555,072
Total Communication Services		20,264,071
Consumer Discretionary - 11.5%
Hotels, Restaurants & Leisure - 3.3%
Indian Hotels Co. Ltd. (India)	4,601,555	15,328,475
Melia Hotels International S.A. (Spain)*	552,684	3,485,903
Trainline plc (United Kingdom)*1	856,714	4,133,580
		22,947,958
Household Durables - 0.8%
Nikon Corp. (Japan)	493,600	5,684,568
Leisure Products - 1.2%
KMC Kuei Meng International, Inc. (Taiwan)	533,000	2,816,615
MIPS AB (Sweden)[1]	93,973	5,027,531
		7,844,146
Specialty Retail - 4.0%
Com7 PCL - NVDR (Thailand)	6,108,300	5,137,338
Hornbach Holding AG & Co. KGaA (Germany)	36,842	2,891,733
Nextage Co. Ltd. (Japan)	316,900	7,009,538
Siam Global House PCL (Thailand)	6,247,583	3,218,532
Siam Global House PCL (Thailand)	3,800,219	1,957,738
Watches of Switzerland Group plc (United Kingdom)*1	708,236	7,677,494
		27,892,373
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli S.p.A. (Italy)	87,169	5,066,162
Seiko Holdings Corp. (Japan)	201,500	4,447,899
VIP Industries Ltd. (India)	764,944	5,856,814
		15,370,875
Total Consumer Discretionary		79,739,920
Consumer Staples - 5.2%
Beverages - 4.0%
Royal Unibrew A/S (Denmark)	130,942	11,167,211
Varun Beverages Ltd. (India)	1,475,403	16,472,283
		27,639,494
Personal Products - 1.2%
L'Occitane International S.A. (Luxembourg)	2,545,000	8,681,928
Total Consumer Staples		36,321,422
Energy - 3.8%
Energy Equipment & Services - 2.5%
Aker Solutions ASA (Norway)	3,031,024	9,395,023
Worley Ltd. (Australia)	796,957	8,043,126
		17,438,149
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.3%
Gaztransport Et Technigaz S.A. (France)	66,474	$9,168,363
Total Energy		26,606,512
Financials - 7.6%
Banks - 3.7%
Canadian Western Bank (Canada)	364,973	7,373,278
FinecoBank Banca Fineco S.p.A. (Italy)	332,727	4,135,121
Ringkjoebing Landbobank A/S (Denmark)	50,751	5,698,979
Sydbank AS (Denmark)	284,039	8,722,573
		25,929,951
Capital Markets - 2.1%
Euronext N.V. (Netherlands)[1]	96,016	7,823,253
Indian Energy Exchange Ltd. (India)[1]	1,345,350	2,723,663
MLP SE (Germany)	630,706	3,687,187
		14,234,103
Consumer Finance - 0.6%
goeasy Ltd. (Canada)	14,320	1,252,015
Transaction Capital Ltd. (South Africa)	1,303,524	2,991,360
		4,243,375
Insurance - 1.2%
Topdanmark AS (Denmark)	164,859	8,035,167
Total Financials		52,442,596
Health Care - 11.1%
Biotechnology - 1.2%
BioGaia AB - Class B (Sweden)	399,296	3,756,342
PharmaEssentia Corp. (Taiwan)*	240,000	4,562,095
		8,318,437
Health Care Equipment & Supplies - 3.0%
Arjo AB - Class B (Sweden)	581,229	3,192,862
Asahi Intecc Co. Ltd. (Japan)	302,700	5,599,958
Revenio Group OYJ (Finland)	122,141	6,291,421
Surgical Science Sweden AB (Sweden)*	136,257	2,124,911
Vimian Group AB (Sweden)*	176,460	688,323
Xvivo Perfusion AB (Sweden)*	139,621	3,153,158
		21,050,633
Health Care Providers & Services - 0.9%
Amvis Holdings, Inc. (Japan)	171,043	6,031,539
Health Care Technology - 0.4%
Pro Medicus Ltd. (Australia)	72,802	2,550,173
Life Sciences Tools & Services - 1.4%
Chemometec A/S (Denmark)	64,572	7,713,279
Genovis AB (Sweden)*	388,401	2,117,144
		9,830,423
Pharmaceuticals - 4.2%
ALK-Abello A/S (Denmark)*	820,229	16,376,470
Dechra Pharmaceuticals plc (United Kingdom)	88,136	3,966,356

Investment Portfolio - July 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Virbac S.A. (France)	23,935	$8,840,534
		29,183,360
Total Health Care		76,964,565
Industrials - 27.1%
Aerospace & Defense - 2.7%
CAE, Inc. (Canada)*	571,514	15,120,764
Saab AB - Class B (Sweden)	111,416	4,030,321
		19,151,085
Building Products - 0.2%
Inwido AB (Sweden)	145,530	1,765,882
Construction & Engineering - 1.0%
Fugro N.V. (Netherlands)*	579,029	6,891,789
Electrical Equipment - 3.6%
Alfen Beheer B.V. (Netherlands)*1	80,846	9,437,830
Hexatronic Group AB (Sweden)	862,635	10,464,445
Voltronic Power Technology Corp. (Taiwan)	100,498	4,936,183
		24,838,458
Machinery - 5.5%
Aalberts N.V. (Netherlands)	212,535	9,108,394
Interpump Group S.p.A. (Italy)	99,898	4,269,424
Nabtesco Corp. (Japan)	292,100	7,000,517
Takeuchi Manufacturing Co. Ltd. (Japan)	201,800	3,899,774
THK Co. Ltd. (Japan)	418,000	8,868,097
VAT Group AG (Switzerland)[1]	16,616	4,838,108
		37,984,314
Professional Services - 6.0%
ALS Ltd. (Australia)	1,397,602	11,479,109
Pagegroup plc (United Kingdom)	796,932	4,435,700
TechnoPro Holdings, Inc. (Japan)	370,500	8,609,961
Teleperformance (France)	50,626	16,929,400
		41,454,170
Road & Rail - 3.5%
Sixt SE (Germany)	80,460	9,822,704
TFI International, Inc. (Canada)	146,121	14,594,413
		24,417,117
Trading Companies & Distributors - 3.6%
Howden Joinery Group plc (United Kingdom)	464,487	3,834,135
RS Group Plc (United Kingdom)	1,195,705	15,095,395
Toromont Industries Ltd. (Canada)	68,752	5,790,405
		24,719,935
Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	359,197	6,752,949
Total Industrials		187,975,699
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 3.7%
Barco N.V. (Belgium)	132,082	$3,460,731
E Ink Holdings, Inc. (Taiwan)	872,000	5,736,704
Halma plc (United Kingdom)	213,117	6,001,989
Oxford Instruments plc (United Kingdom)	212,617	5,900,249
Sinbon Electronics Co. Ltd. (Taiwan)	517,000	4,801,485
		25,901,158
IT Services - 0.7%
Keywords Studios plc (Ireland)	166,723	5,125,714
Semiconductors & Semiconductor Equipment - 3.0%
ASPEED Technology, Inc. (Taiwan)	77,700	5,015,045
eMemory Technology, Inc. (Taiwan)	128,000	5,088,329
Nordic Semiconductor ASA (Norway)*	260,594	4,579,561
SOITEC (France)*	36,403	5,826,915
		20,509,850
Software - 2.7%
The Descartes Systems Group, Inc. (Canada)*	82,289	5,684,499
Fortnox AB (Sweden)	810,855	4,623,810
Netcompany Group A/S (Denmark)*1	64,073	3,593,042
Temenos AG (Switzerland)	58,694	4,658,693
		18,560,044
Total Information Technology		70,096,766
Materials - 7.7%
Chemicals - 2.7%
K+S AG (Germany)	265,596	5,600,420
Kaneka Corp. (Japan)	228,800	6,199,357
SKC Co. Ltd. (South Korea)	65,805	6,916,650
		18,716,427
Construction Materials - 0.6%
Wienerberger AG (Austria)	175,673	4,043,556
Metals & Mining - 4.4%
APL Apollo Tubes Ltd. (India)*	359,415	4,340,493
Lynas Rare Earths Ltd. (Australia)*	1,840,934	11,320,533
OZ Minerals Ltd. (Australia)	302,899	4,045,289
Pilbara Minerals Ltd. (Australia)*	2,902,457	5,722,866
SSAB AB - Class B (Sweden)	1,070,326	4,910,859
		30,340,040
Total Materials		53,100,023
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.3%
Japan Hotel REIT Investment Corp. (Japan)	16,530	8,578,333
Real Estate Management & Development - 0.5%
Katitas Co. Ltd. (Japan)	144,900	3,647,890
Total Real Estate		12,226,223

Investment Portfolio - July 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 5.8%
Independent Power and Renewable Electricity Producers - 5.8%
Boralex, Inc. - Class A (Canada)	259,817	$9,426,495
ERGS.p.A. (Italy)	402,044	13,113,574
Innergex Renewable Energy, Inc. (Canada)	521,720	7,838,735
Solaria Energia y Medio Ambiente S.A. (Spain)*	243,689	5,618,883

	SHARES	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
West Holdings Corp. (Japan)	146,700	$4,518,654
Total Utilities		40,516,341
TOTAL COMMON STOCKS
(Identified Cost $591,129,483)		656,254,138

SHORT-TERM INVESTMENT - 7.2%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[2]
(Identified Cost $49,686,187)	49,686,187	49,686,187

TOTAL INVESTMENTS - 101.8%		705,940,325
(Identified Cost $640,815,670)
LIABILITIES, LESS OTHER ASSETS - (1.8%)		(12,430,212)
NET ASSETS - 100%		$693,510,113

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $45,254,501, which represented 6.5% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2022.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country: Japan - 13.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

Investment Portfolio - July 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$20,264,071	$—	$20,264,071	$—
Consumer Discretionary	79,739,920	—	79,739,920	—
Consumer Staples	36,321,422	—	36,321,422	—
Energy	26,606,512	—	26,606,512	—
Financials	52,442,596	8,625,293	43,817,303	—
Health Care	76,964,565	—	76,964,565	—
Industrials	187,975,699	42,258,531	145,717,168	—
Information Technology	70,096,766	5,684,499	64,412,267	—
Materials	53,100,023	—	53,100,023	—
Real Estate	12,226,223	—	12,226,223	—
Utilities	40,516,341	17,265,230	23,251,111	—
Short-Term Investment	49,686,187	49,686,187	—	—
Total assets	$705,940,325	$123,519,740	$582,420,585	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or July 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4